Short-Term Investments (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Short-Term Investments (Textual)
Impairment charges	$ 0		$ 0
Investments earned interest	$ 636,489	$ 310,105	$ 0